Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,496)	$ (2,614)	$ (1,258)
Adjustments required to reconcile net loss to net cash used in operating activities
Depreciation	23	11	7
Accrued interest on convertible securities		20	56
Share based compensation expenses	790	299	67
Changes in operating assets and liabilities items:
Decrease (increase) in accounts receivable	8	(8)
Decrease (increase) in inventories	5	9	(12)
Decrease (increase) in governmental grants receivables	8	(11)	(51)
Increase in other receivables and prepaid expenses	(496)	(30)	(11)
Increase in advance payments	79	63	210
Increase (decrease) in deferred revenues	(12)	9	4
Increase (decrease) in accounts payables	84	40	(41)
Increase (decrease) in accrued payroll and other employment related accruals	194	119	(72)
Increase (decrease) in advance payments on governmental grant		(42)	42
Increase (decrease) in accrued expenses	99	32	(30)
Net cash used in operating activities	(5,714)	(2,103)	(1,089)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(48)	(36)	(16)
Prepayments of leasing	(18)
Net cash used in investing activities	(66)	(36)	(16)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of units of ordinary shares and warrants in connection with the initial public offering, net of issuance expenses	14,319
Proceeds from issuance of ordinary shares and warrants, net of issuance cost		2,925
Proceeds from issuance of SAFEs	500
Refund to SAFE investors	(100)
Proceeds from credit line	800
Repayment of credit line	(800)
Proceeds from issuance of ordinary shares as a result of exercise of warrants	160
Exercise of options		1
Payment on behalf of issued shares		12
Net cash provided by financing activities	14,879	2,938
Net increase (decrease) in cash and cash equivalents	9,099	799	(1,105)
Cash at beginning of year	1,274	475	1,580
Cash and cash equivalents at the end of year	10,373	1,274	475
Supplemental Disclosure:
Interest on credit line	40
Conversion of SAFE to equity	400
Right-of use asset recognized against lease liability	$ 229